Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Activity impacting the Company's goodwill for the years ended December 31, 2013 and 2012 was as follows:

	United States Print and Related Services	International	Total
Balance at January 1, 2012	$757.4	$29.7	$787.1
World Color Press acquisition(1)	(19.2)	—	(19.2)
Translation adjustment	—	0.7	0.7
Balance at December 31, 2012	$738.2	$30.4	$768.6
Acquisitions (see Note 3)	8.0	—	8.0
Sale of business (see Note 11)	—	(0.5)	(0.5)
Translation adjustment	—	(3.0)	(3.0)
Balance at December 31, 2013	$746.2	$26.9	$773.1

______________________________

(1)
The Company recorded an adjustment to correct deferred tax liabilities related to property, plant and equipment associated with the acquisition of World Color Press resulting in a $19.2 million reduction in goodwill.

Schedule of Intangible Assets, Excluding Goodwill, by Major Class
The components of other intangible assets at December 31, 2013 and 2012 were as follows:

	December 31, 2013				December 31, 2012
	Weighted Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Trademarks, patents, licenses and agreements	5	$6.5	$(5.2)	$1.3	5	$10.5	$(9.4)	$1.1
Customer relationships	6	444.9	(226.4)	218.5	6	383.6	(158.7)	224.9
Capitalized software	5	4.3	(3.6)	0.7	5	4.1	(2.6)	1.5
Acquired technology	5	7.3	(6.0)	1.3	5	8.0	(5.6)	2.4

Total finite-lived intangible assets		$463.0	$(241.2)	$221.8		$406.2	$(176.3)	$229.9

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table outlines the estimated future amortization expense related to intangible assets as of December 31, 2013:

Amortization Expense
2014	$75.7
2015	75.0
2016	43.4
2017	11.0
2018	10.4
2019	6.3
Total	$221.8